UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2005

Common Stocks 97.8%	Shares or Principal Amount		Value
Aerospace and Defense 4.1%
Goodrich	165,600	shs.	$6,340,824
Precision Castparts	137,900		10,619,679
Rockwell Collins	108,400		5,158,756
			22,119,259
Airlines 0.8%
Southwest Airlines	285,400		4,064,096
Auto Components 0.5%
Gentex	85,000		2,710,225
Beverages 0.3%
Pepsi Bottling Group	52,100		1,450,985
Biotechnology 7.4%
Affymetrix*	64,700		2,773,689
Amylin Pharmaceuticals*	54,600		955,773
Celgene*	65,900		2,243,565
Charles River Laboratories International*	59,400		2,794,176
Chiron*	160,900		5,642,763
Genzyme*	76,500		4,380,007
Human Genome Sciences*	174,400		1,601,864
ICOS*	84,200		1,885,659
Martek Biosciences*	146,200		8,518,343
MedImmune*	167,700		3,990,422
NPS Pharmaceuticals*	139,100		1,751,965
Protein Design Labs*	68,200		1,088,131
Vicuron Pharmaceuticals*	131,800		2,070,578
			39,696,935
Building Products 1.0%
American Standard	119,100		5,535,768
Capital Markets 0.5%
T. Rowe Price Group	45,600		2,706,816
Chemicals 0.8%
Airgas	179,100		4,278,699
Commercial Services and Supplies 9.4%
Allied Waste Industries*	1,164,900		8,515,419
H&R Block	47,600		2,407,608
Cintas	267,800		11,072,191
Corrections Corporation of America*	58,200		2,246,520
Robert Half International	254,600		6,864,016
Herman Miller	507,000		15,293,655
Monster Worldwide*	153,600		4,305,408
			50,704,817
Communications Equipment 1.7%
Juniper Networks*	302,200		6,668,043
SafeNet*	86,500		2,535,315
			9,203,358
Computers and Peripherals 3.0%
Apple Computer*	141,000		5,886,750
Network Appliance*	121,700		3,366,222
Qlogic*	175,800		7,119,021
			16,371,993
Construction and Engineering 2.2%
Fluor	98,600		5,465,398
Jacobs Engineering Group*	124,400		6,458,848
			11,924,246
Diversified Financial Services 0.5%
The Chicago Mercantile Exchange Holdings	14,600		2,832,838
Electrical Equipment 1.2%
American Power Conversion	52,500		1,373,138
Rockwell Automation	92,500		5,239,200
			6,612,338
Electronic Equipment and Instruments 1.0%
Symbol Technologies	94,700		1,372,203
Trimble Navigation*	120,600		4,064,823
			5,437,026
Energy Equipment and Services 1.6%
BJ Services	59,300		3,076,484
Smith International	84,200		5,281,866
			8,358,350
Food and Staples Retailing 0.4%
NeighborCare*	66,100		1,928,467
Food Products 1.4%
Dean Foods*	96,700		3,316,810
Hershey Foods	68,800		4,159,648
			7,476,458
Health Care Equipment and Supplies 5.9%
C.R. Bard	112,000		7,624,960
Biomet	60,100		2,183,733
Conor Medsystems*	151,900		2,473,691
Cytyc*	50,700		1,169,142
Fisher Scientific International*	78,100		4,445,452
Gen-Probe*	56,300		2,516,610
I-Flow*	162,700		2,573,100
Nektar Therapeutics*	120,900		1,682,928
PerkinElmer	154,400		3,185,272
Respironics*	66,100		3,856,274
			31,711,162
Health Care Providers and Services 8.7%
Caremark Rx*	150,300		5,978,934
Cerner*	53,650		2,821,990
Covance*	126,100		6,003,621
Coventry Health Care*	88,350		6,020,169
DaVita*	34,300		1,435,455
Omnicare	100,500		3,562,725
PacifiCare Health Systems*	53,800		3,062,296
Quest Diagnostics	48,400		5,088,292
Renal Care Group*	38,100		1,445,514
Triad Hospitals*	74,700		3,742,470
WellPoint*	58,800		7,370,580
			46,532,046
Hotels, Restaurants and Leisure 7.7%
Applebee's International	99,000		2,725,965
The Cheesecake Factory*	177,950		6,303,879
CKE Restaurants	246,850		3,912,573
Hilton Hotels	200,100		4,472,235
Marriott International (Class A)	63,800		4,265,668
Outback Steakhouse*	172,700		7,907,933
Starwood Hotels & Resorts Worldwide	100,400		6,027,012
YUM! Brands	110,400		5,719,824
			41,335,089
Household Durables 1.0%
Fortune Brands	66,400		5,353,832
Internet and Catalog Retail 1.0%
Blue Nile*	202,400		5,588,264
Internet Software and Services 0.8%
Openwave Systems*	160,300		1,951,653
VeriSign*	87,000		2,495,595
			4,447,248
IT Services 0.8%
Cognizant Technology Solutions (Class A)*	90,600		4,186,173
Media 0.3%
Univision Communications (Class A)*	53,700		1,486,953
Office Electronics 0.3%
Zebra Technologies (Class A)*	29,800		1,415,202
Oil and Gas 2.6%
Noble Energy	148,100		10,073,762
XTO Energy	110,800		3,638,672
			13,712,434
Personal Products 3.1%
Nu Skin Enterprises (Class A)	218,900		4,927,439
USANA Health Sciences*	249,200		11,742,304
			16,669,743
Pharmaceuticals 4.1%
Impax Laboratories*	80,800		1,292,396
IVAX*	192,600		3,807,702
MGI PHARMA*	120,900		3,063,001
NitroMed*	70,500		1,220,002
Sepracor*	108,600		6,234,183
Shire Pharmaceuticals Group (ADR)	56,300		1,934,468
Taro Pharmaceutical Industries*	51,200		1,617,921
Watson Pharmaceuticals*	87,400		2,685,802
			21,855,475
Semiconductors and Semiconductor Equipment 5.6%
Altera*	158,400		3,129,984
Broadcom (Class A)*	147,300		4,418,264
Cypress Semiconductor*	99,400		1,252,440
FormFactor*	72,900		1,650,092
KLA-Tencor	48,600		2,235,843
Lam Research*	183,300		5,290,955
Linear Technology	99,800		3,829,825
Marvell Technology Group*	36,200		1,387,365
MEMC Electronic Materials*	159,000		2,138,550
National Semiconductor	171,100		3,526,371
NVIDIA*	53,700		1,274,838
			30,134,527
Software 6.0%
Adobe Systems	66,300		4,452,045
Autodesk	97,500		2,905,500
BEA Systems*	339,900		2,707,303
Business Objects (ADR)*	233,100		6,262,231
Jack Henry & Associates	144,000		2,590,560
Intuit*	68,300		2,990,174
Mercury Interactive*	74,900		3,546,140
TIBCO Software*	517,600		3,848,356
VERITAS Software*	119,300		2,769,549
			32,071,858
Specialty Retail 10.4%
Bed Bath & Beyond*	300,800		10,997,248
Chico's FAS*	356,000		10,060,560
Foot Locker	145,400		4,260,220
Guitar Center*	51,300		2,813,036
Michaels Stores	181,500		6,588,450
Ross Stores	94,200		2,744,046
Tractor Supply*	311,100		13,535,961
Williams-Sonoma*	129,900		4,773,825
			55,773,346
Trading Companies and Distributors 1.0%
United Rentals*	264,700		5,349,587
Wireless Telecommunication Services 0.7%
Nextel Partners (Class A)*	166,300		3,646,128
Total Common Stocks			524,681,741
Fixed Time Deposits 3.2%
BNP Paribas, Grand Cayman 2.86%, 4/1/2005	$16,980,000		16,980,000
Total Investments 101.0%			541,661,741
Other Assets Less Liabilities (1.0)%			(5,137,874)
Net Assets 100.0%			$536,523,867
_____________
* Non-income producing security.
ADR — American Depositary Receipts.

The cost of investments for federal income tax purposes was $490,626,634. The tax basis gross appreciation and depreciation of portfolio securities were $62,694,806 and $11,659,699, respectively. Net depreciation was $51,035,107.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Capital Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Capital Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer